Inventories	12 Months Ended
Jun. 30, 2022
Inventories
Inventories
18	Inventories

	2022	2021
	£’000	£’000
Finished goods	2,200	2,080

(i)	Accounting policy

Inventories are stated at the lower of cost and net realizable value. Cost is determined using the first-in, first-out (FIFO) method. The cost of finished goods comprises cost of purchase and, where appropriate, other directly attributable costs. It excludes borrowing costs. Net realizable value is the estimated selling price in the ordinary course of business less estimated costs necessary to make the sale.

(ii)	Amounts recognized in profit or loss

Inventories recognized as an expense during the year ended 30 June 2022 amounted to £11,345,000 (2021: £5,061,000; 2020: £6,443,000). These were included in operating expenses.

Write down of inventories to net realizable value amounted to £119,000 (2021: £194,000; 2020: £133,000). These were recognized as an expense during the year and included in operating expenses.

Reversal of previous inventory write-down amounted to £194,000 (2021: £127,000 2020: £22,000). These were recognized as a credit during the year and included in operating expenses.